Employee Defined Contribution Plan and Defined Benefit Plan (Tables)	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Defined Benefit Asset / Liability in PGW	2012	2011
	(RMB'000)	(RMB'000)

Present value of funded obligations	(378,003)	(370,099)
Fair value of plan assets	246,500	279,267
Total defined benefit asset / (liability)	(131,504)	(90,832)

Schedule of Allocation of Plan Assets [Table Text Block]
Group / Company	PGG Wrightson Employment Benefits Plan
Plan assets consist of:	2012	2011
NZ equities	62%	63%
Fixed interest	36%	34%
Cash	2%	3%
	100%	100%

Schedule of Assumptions Used [Table Text Block]

Actuarial Assumptions:	2012	2011
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	3.41%	5.04%
Expected return on plan assets	6.00%	6.00%
Future salary increases	3.50%	3.50%
Future pension increases	2.50%	2.50%

Schedule of Expected Benefit Payments [Table Text Block]
	2012	2011
Historical information	(RMB’000)	(RMB’000)
Present value of the defined benefit obligation	378,003	346,209
Fair value of plan assets	(246,500)	(261,240)
Deficit in the plan	131,503	84,969

Schedule of Costs of Retirement Plans [Table Text Block]

	2012	2011
Movement in the liability for defined benefit obligations*	(RMB’000)	(RMB’000)
Liability for defined benefit obligations at 1 July	346,209
Benefits paid by the plan	(19,122)
Current service costs and interest	20,103
Member contributions	6,825
Actuarial (gains)/losses recognised in equity	23,989
Liability for defined benefit obligations at 30 June	378,003

Movement in plan assets:*
Fair value of plan assets at 1 July	261,240
Contributions paid into the plan	13,654
Benefits paid by the plan	(19,122)
Expected return on plan assets	15,508
Actuarial gains/(losses) recognised in equity	(24,780)
Fair value of plan assets at 30 June	246,500

Expense recognised in profit or loss:*
Current service costs	11,611
Interest on obligation	8,492
Expected return on plan assets	(15,507)
	4,596
Recognised in Non-Trading Items	(2,233)
Recognised in Employee Benefit Expense	6,830
	4,597
Actual return on plan assets	(6,865)

* Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Gains and losses recognised in equity:

Cumulative gains/(losses) at 1 July	(99,890)	(94,843)
Net profit and loss impact from current period costs	(4,596)	(8,292)
Recognised during the year	(53,725)	3,245
Cumulative gains/(losses) at 30 June	(158,211)	(99,890)